Commitments and Contingencies	3 Months Ended
Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

In April2012, DB entered into an exclusive license agreement with Dethrone Royalty, Inc. giving DB the right to use the Dethrone Trademark worldwide in connection with the manufacture and sale of sports performance or energy drinks along with any other non-alcoholic beverage under the Trade Name, Dethrone Beverages.

The License Agreement with Dethrone Royalty, Inc. is for five years and requires payments as follows:

Year	Royalty
1	12% of Gross Profit
2	$50,000 plus 8% of Gross Profit
3	$100,000 or 6% of Gross profit, whichever is higher
4	$150,000 or 6% of Gross profit, whichever is higher
5	$200,000 or 6% of Gross profit, whichever is higher

The License Agreement with Dethrone Royalty, Inc. specifies minimum levels of sales which, if not attained by DB, gives Dethrone Royalty, Inc. the right to terminate the License Agreement. These minimums are as follows:

Year	Minimum Sales
1	$ -0-
2	$3,000,000
3	$6,000,000
4	$9,000,000
5	$12,000,000

The License Agreement with Dethrone Royalty, Inc. also requires DB to maintain various liability insurance coverage.